Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Condensed Balance Sheets
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Amounts of related party	$ 0	$ 177,595
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	20,292,624	20,011,602
Common stock, shares outstanding	20,292,624	20,011,602
Convertible notes payable related party	$ 2,000,000	$ 0